Ordinary Shares and Equity Incentive Plan - RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Unvested as of December 31, 2020 (in shares)	0
Granted (in shares)	3,253,008
Bonus issuance upon Recapitalization (in shares)	5,183,698
Vested (in shares)	0
Forfeited (in shares)	(7,603)
Unvested as of December 31, 2021 (in shares)	8,429,103	0
Weighted-Average Grant-Date Fair Value Per Share
Unvested beginning balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	$ 0
Granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)		$ 38.94
Vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)		0
Forfeited, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)		19.49
Unvested ending balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share)	$ 15.01	$ 0